RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Compensation paid	$ 15,662	$ 0	$ 28,735	$ 5,075
Unpaid Credit Advances	$ 12,295		$ 12,295		$ 93,394	$ 295,669
Chief Executive Officer [Member]
Restructuring Cost and Reserve [Line Items]
Repayment of loans					$ 44,914
Pickpocket, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Equity interest	80.00%		80.00%		80.00%
Interest rate			5.00%			5.00%
Accrued interest - related party	$ 175,000		$ 175,000		$ 150,000	$ 100,000
Purchase price			$ 1,000,000			$ 1,000,000